Summary of Significant Accounting Policies - Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Impairment charges	$ 0	$ 0	$ 0